First American Retail Tax Free Obligations Fund | Class A
Retail Tax Free Obligations Fund
Investment Objective
Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First American Retail Tax Free Obligations Fund Class A USD ($)
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Annual Low Balance Account Fee (for accounts under $2,500)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First American Retail Tax Free Obligations Fund Class A
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses: Shareholder Servicing Fee	0.25%
Other Expenses: Miscellaneous	0.28%
Total Annual Fund Operating Expenses	0.88%
Less Fee Waivers	(0.13%)	[1]
Net Expenses	0.75%	[1]
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2020, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2020 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
First American Retail Tax Free Obligations Fund | Class A | USD ($)	77	268	475	1,072

Principal Investment Strategies

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/19 through 9/30/19 was 0.62%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/18
Average Annual Total Returns		1 Year	5 Years	10 Years	Inception Date
First American Retail Tax Free Obligations Fund | Class A	[1]	0.68%	0.16%	0.08%	Sep. 24, 2001
[1]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

First American Retail Tax Free Obligations Fund | Class V
Retail Tax Free Obligations Fund
Investment Objective
Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First American Retail Tax Free Obligations Fund Class V
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First American Retail Tax Free Obligations Fund Class V
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Shareholder Servicing Fee	0.10%
Other Expenses: Miscellaneous	0.22%
Total Annual Fund Operating Expenses	0.42%
Less Fee Waivers	(0.12%)
Net Expenses	0.30%

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
First American Retail Tax Free Obligations Fund | Class V | USD ($)	31	123	223	518

Principal Investment Strategies

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/19 through 9/30/19 was 0.96%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/18
Average Annual Total Returns		1 Year	5 Years	10 Years	Inception Date
First American Retail Tax Free Obligations Fund | Class V	[1]	1.14%	0.37%	0.20%	Mar. 31, 2006
[1]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

First American Retail Tax Free Obligations Fund | Class Y
Retail Tax Free Obligations Fund
Investment Objective
Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First American Retail Tax Free Obligations Fund Class Y
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First American Retail Tax Free Obligations Fund Class Y
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Shareholder Servicing Fee	0.25%
Other Expenses: Miscellaneous	0.23%
Total Annual Fund Operating Expenses	0.58%
Less Fee Waivers	(0.13%)	[1]
Net Expenses	0.45%	[1]
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2020, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2020 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
First American Retail Tax Free Obligations Fund | Class Y | USD ($)	46	173	311	713

Principal Investment Strategies

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/19 through 9/30/19 was 0.84%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/18
Average Annual Total Returns		1 Year	5 Years	10 Years	Inception Date
First American Retail Tax Free Obligations Fund | Class Y	[1]	0.98%	0.30%	0.15%	Jan. 09, 1995
[1]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

First American Retail Tax Free Obligations Fund | Class Z
Retail Tax Free Obligations Fund
Investment Objective
Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First American Retail Tax Free Obligations Fund Class Z
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First American Retail Tax Free Obligations Fund Class Z
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.32%
Less Fee Waivers	(0.12%)	[1]
Net Expenses	0.20%	[1]
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2020, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2020, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
First American Retail Tax Free Obligations Fund | Class Z | USD ($)	20	91	168	394

Principal Investment Strategies

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the put or tender option.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/19 through 9/30/19 was 1.03%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/18
Average Annual Total Returns		1 Year	5 Years	10 Years	Inception Date
First American Retail Tax Free Obligations Fund | Class Z	[1]	1.24%	0.43%	0.23%	Dec. 01, 2003
[1]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.